Risk Management - Changes in Level 3 Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in fair value measurement assets [line items]
Opening balance	¥ 2,897,591
Closing balance	3,254,403	¥ 2,897,591
Fair value [member]
Changes in fair value measurement assets [line items]
Closing balance	(4,566)	(2,541)
Significant unobservable inputs level 3 [member] | Fair value [member]
Changes in fair value measurement assets [line items]
Opening balance	0
Purchases	0
Transferred into Level 3	0
Transferred out of Level 3	0
Total gains/(losses) recorded in profit or loss	(1,877)
Total gains/(losses) recorded in other comprehensive income	0
Disposals	0
Maturity	0
Closing balance	(1,877)
Opening balance	147,099	91,239
Purchases	27,646	63,106
Transferred into Level 3	180	3,537
Transferred out of Level 3	(1,122)	(6,657)
Total gains/(losses) recorded in profit or loss		(42)
Total gains/(losses) recorded in other comprehensive income	6,470	(204)
Disposals	(161)	(90)
Maturity	(864)	(3,790)
Closing balance	179,248	147,099
Available-for-sale securities [member] | Significant unobservable inputs level 3 [member] | Debt securities [member] | Fair value [member]
Changes in fair value measurement assets [line items]
Opening balance	57,333	13,733
Purchases	19,755	47,909
Total gains/(losses) recorded in other comprehensive income	3,024	(519)
Maturity	(864)	(3,790)
Closing balance	79,248	57,333
Available-for-sale securities [member] | Significant unobservable inputs level 3 [member] | Equity securities [member] | Fair value [member]
Changes in fair value measurement assets [line items]
Opening balance	89,111	76,445
Purchases	7,891	15,197
Transferred into Level 3	180	2,842
Transferred out of Level 3	(467)	(5,598)
Total gains/(losses) recorded in other comprehensive income	3,446	315
Disposals	(161)	(90)
Closing balance	100,000	89,111
Securities at fair value through profit or loss [member] | Significant unobservable inputs level 3 [member] | Equity securities [member] | Fair value [member]
Changes in fair value measurement assets [line items]
Opening balance	655	1,061
Transferred into Level 3		695
Transferred out of Level 3	(655)	(1,059)
Total gains/(losses) recorded in profit or loss		(42)
Closing balance		¥ 655
Derivative financial liabilities [member] | Significant unobservable inputs level 3 [member] | Fair value [member]
Changes in fair value measurement assets [line items]
Opening balance	0
Purchases	0
Transferred into Level 3	0
Transferred out of Level 3	0
Total gains/(losses) recorded in profit or loss	(1,877)
Total gains/(losses) recorded in other comprehensive income	0
Disposals	0
Maturity	0
Closing balance	¥ (1,877)